The Gabelli Global Mini Mites Fund

Schedule of Investments — March 31, 2021 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 98.9%
	Aerospace and Defense — 0.7%
2,500	Avio SpA†	$36,002
1,000	CPI Aerostructures Inc.†	4,540

		40,542

	Agriculture — 1.4%
200	Limoneira Co.	3,500
21,500	S&W Seed Co.†	77,400

		80,900

	Automotive: Parts and Accessories — 9.2%
4,000	Garrett Motion Inc.†	20,760
13,000	Modine Manufacturing Co.†	192,010
300	Motorcar Parts of America Inc.†	6,750
1,000	Smart Eye AB†	26,565
4,500	Strattec Security Corp.†	211,050
8,000	Uni-Select Inc.†	57,738

		514,873

	Broadcasting — 1.1%
5,427	Beasley Broadcast Group Inc., Cl. A†	15,358
10,000	Corus Entertainment Inc., Cl. B	45,516

		60,874

	Building and Construction — 2.1%
7,000	Armstrong Flooring Inc.†	34,230
3,600	Gencor Industries Inc.†	48,276
346	The Monarch Cement Co.	36,330

		118,836

	Business Services — 3.5%
3,000	AssetCo plc†	35,775
20,000	B Intressenter AB†	458
1,500	Diebold Nixdorf Inc.†	21,195
4,000	eWork Group AB	45,389
3,000	Fly Leasing Ltd., ADR†	50,550
1,500	MIND Technology Inc.†	3,375
3,000	MoneyGram International Inc.†	19,710
200	Team Inc.†	2,306
50,102	Trans-Lux Corp.†	17,035

		195,793

	Computer Software and Services — 3.8%
1,000	A10 Networks Inc.†	9,610
6,000	Alithya Group Inc., Cl. A†	14,580
1,200	Asetek A/S†	11,785
2,000	Daktronics Inc.†	12,540
9,000	GTY Technology Holdings Inc.†	57,510
3,000	ICT Group NV†	49,957
6,000	Infront ASA†	27,428
70,000	Pacific Online Ltd.	13,416
1,000	Rubicon Technology Inc.†	10,320

Shares		Market Value

3,000	Steel Connect Inc.†	$5,940

		213,086

	Consumer Products — 4.8%
15,000	Asaleo Care Ltd.	15,951
3,000	CompX International Inc.	54,030
5,000	Dorel Industries Inc., Cl. B†	50,489
20,000	Goodbaby International Holdings Ltd.†	3,679
7,000	Landec Corp.†	74,200
1,800	Lifetime Brands Inc.	26,442
1,200	Nobility Homes Inc.	37,200
71,000	Playmates Holdings Ltd.	7,946
465	Tuesday Morning Corp.†	1,423

		271,360

	Diversified Industrial — 11.8%
27,500	Commercial Vehicle Group Inc.†	265,375
10,000	Core Molding Technologies Inc.†	117,265
31,000	Fluence Corp. Ltd.†	4,945
2,000	Graham Corp.	28,480
15,000	Houston Wire & Cable Co.†	78,300
300	Lawson Products Inc.†	15,558
2,500	Myers Industries Inc.	49,400
5,000	Synalloy Corp.†	44,200
4,000	Tredegar Corp.	60,040

		663,563

	Energy and Utilities — 6.9%
14,000	Atlantic Power Corp.†	40,460
800	Consolidated Water Co. Ltd.	10,760
75,000	Hoegh LNG Holdings Ltd.†	204,311
6,000	Pinnacle Renewable Energy Inc.	53,808
10,000	Trecora Resources†	77,700

		387,039

	Entertainment — 3.4%
300	Du-Art Film Laboratories Inc.†	21,487
4,200	Engine Media Holdings Inc.†	45,118
2,800	GAN Ltd.†	50,960
2,000	Inspired Entertainment Inc.†	18,580
2,000	Reading International Inc., Cl. A†	11,100
100,000	Sportech plc†	37,015
100	Xilam Animation SA†	5,564

		189,824

	Equipment and Supplies — 1.8%
3,800	The Eastern Co.	101,840

	Financial Services — 5.4%
500	dMY Technology Group Inc. II, Cl. A†	7,355
8,000	GAM Holding AG†	21,059
20,000	Steel Partners Holdings LP†	275,000

		303,414

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The Gabelli Global Mini Mites Fund

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Food and Beverage — 5.3%
20,000	Farmer Brothers Co.†	$208,800
1,400	Nathan’s Famous Inc.	88,326

		297,126

	Health Care — 9.2%
40,000	Achaogen Inc.†	1,036
1,800	Cutera Inc.†	54,090
1,000	Electromed Inc.†	10,540
5,000	IntriCon Corp.†	128,200
4,370	IRRAS AB†	2,872
12,000	Kiadis Pharma NV†	76,413
5,200	Neuronetics Inc.†	64,324
4,000	Oncimmune Holdings plc†	10,781
1,750	Option Care Health Inc.†	31,045
1,600	Paratek Pharmaceuticals Inc.†	11,296
35,000	Scapa Group plc†	103,498
4,000	Surgalign Holdings Inc.†	8,720
1,300	Tristel plc	11,470

		514,285

	Hotels and Gaming — 3.5%
3,600	Canterbury Park Holding Corp.†	49,248
4,000	Cherry AB, Cl. B†(a)	39,847
24,000	Dover Motorsports Inc.	49,440
7,000	Full House Resorts Inc.†	59,570

		198,105

	Machinery — 7.3%
100	Astec Industries Inc.	7,542
6,000	CFT SpA†	18,364
12,000	L.B. Foster Co., Cl. A†	214,800
16,020	The L.S. Starrett Co., Cl. A†	103,329
7,000	Twin Disc Inc.†	66,920

		410,955

	Metals and Mining — 3.5%
40,000	GT Gold Corp.†	102,491
30,000	Sierra Metals Inc.†	94,500

		196,991

	Paper and Forest Products — 0.3%
700	Canfor Corp.†	14,499

	Real Estate — 4.6%
6,500	Atrium European Real Estate Ltd.	21,153
65,000	Corem Property Group AB, Cl. B	138,805
773	Indus Realty Trust Inc., REIT	46,504
50,000	Quabit Inmobiliaria SA†	23,044
14,000	Trinity Place Holdings Inc.†	29,260

		258,766

Shares		Market Value

	Retail — 0.2%
300	RumbleON Inc., Cl. B†	$13,155

	Specialty Chemicals — 1.9%
8,000	Treatt plc	104,774

	Telecommunications — 6.3%
20,000	A3 Allmanna IT-och Telekomakti†	43,053
1,500	Alaska Communications Systems Group Inc.	4,875
700	Bittium Oyj†	5,426
16,000	Communications Systems Inc.	95,360
4,000	Consolidated Communications Holdings Inc.†	28,800
14,800	EXFO Inc.†	63,048
28,000	HC2 Holdings Inc.†	110,320
400	Otelco Inc., Cl. A†	4,696

		355,578

	Wireless Telecommunications Services — 0.9%
22,877	NII Holdings Inc., Escrow†(a)	49,643

	TOTAL COMMON STOCKS	5,555,821

	WARRANTS — 1.1%
	Energy and Utilities — 0.0%
693	Weatherford International plc, expire 12/13/23†	298

	Diversified Industrial — 1.0%
44,000	Ampco-Pittsburgh Corp., expire 08/01/25†	58,080

	Business Services — 0.1%
4	Internap Corp., expire 05/08/24†(a)	2,608

	TOTAL WARRANTS	60,986

	TOTAL INVESTMENTS — 100.0%
	(Cost $4,524,137)	$5,616,807

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Geographic Diversification	% of Market Value	Market Value
United States	67.7%	$3,800,190
Europe	21.8	1,223,078
Canada	9.6	541,788
Asia/Pacific	0.7	40,991
Latin America	0.2	10,760

	100.0%	$5,616,807

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